THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND JULY 31, 2021 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATION — 12.8%

	Face Amount	Value

U.S. Treasury Bills (A)(B)^ 0.0303%, 10/21/21	$6,000,000	$5,999,333
TOTAL U.S. TREASURY OBLIGATION

(Cost $5,999,595)		5,999,333

TOTAL INVESTMENTS — 12.8% (Cost $5,999,595)		$5,999,333

A list of the open futures contracts held by the Fund at July 31, 2021, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation/ (Depreciation)

Amsterdam Index	(7)	Aug-2021	$ (1,221,833)	$ (1,247,626)	$ (22,921)
AUDUSD Currency	(25)	Sep-2021	(1,868,270)	(1,834,000)	34,270
Australian 10-Year Bond	12	Sep-2021	1,285,726	1,280,397	139
Brent Crude^	(11)	Sep-2021	(816,200)	(829,510)	(13,310)
British Pound	(24)	Sep-2021	(2,044,569)	(2,083,950)	(39,381)
CAC40 10 Euro Index	(28)	Aug-2021	(2,165,541)	(2,195,352)	(23,639)
CAD Currency	30	Sep-2021	2,362,400	2,403,900	41,500
Canadian 10-Year Bond	63	Sep-2021	7,384,795	7,474,054	7,397
Coffee C^	(9)	Sep-2021	(555,356)	(605,981)	(50,625)
Copper^	8	Oct-2021	894,550	896,500	1,950
Corn^	15	Dec-2021	419,412	408,937	(10,475)
Cotton No. 2^	4	Dec-2021	175,865	178,780	2,915
DAX Index	(5)	Sep-2021	(2,297,025)	(2,305,632)	(5,468)
Euro	19	Sep-2021	2,820,544	2,818,175	(2,369)
Euro STOXX 50	(20)	Sep-2021	(959,788)	(969,881)	(7,866)
Euro-BTP	65	Sep-2021	11,750,866	11,895,989	68,607
Euro-Bund	22	Sep-2021	4,551,210	4,608,050	35,463
Euro-OAT	85	Sep-2021	16,263,972	16,342,780	220,244
FTSE 100 Index	(14)	Sep-2021	(1,342,323)	(1,355,689)	(8,978)
FTSE MIB Index	7	Sep-2021	1,024,770	1,052,794	29,539
Gasoline^	(3)	Sep-2021	(284,638)	(294,172)	(9,534)
Gold^	19	Jan-2022	3,434,740	3,452,680	17,940
Hang Seng Index	20	Sep-2021	3,343,503	3,332,454	(16,772)
IBEX	9	Aug-2021	922,634	926,136	1,271
Japanese 10-Year Bond	(5)	Sep-2021	(6,878,024)	(6,941,343)	(15,256)
Japanese Yen	26	Sep-2021	2,960,494	2,961,887	1,393
Lean Hogs^	(28)	Oct-2021	(1,005,630)	(985,880)	19,750
Live Cattle^	26	Nov-2021	1,322,000	1,322,880	880
LME Aluminum^	(43)	Aug-2021	(2,653,806)	(2,798,225)	(144,419)
LME Aluminum^	43	Aug-2021	2,657,853	2,798,225	140,372
LME Aluminum^	(28)	Sep-2021	(1,750,930)	(1,816,500)	(65,570)

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND JULY 31, 2021 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation/ (Depreciation)

LME Aluminum^	9	Sep-2021	$558,709	$583,875	$25,166
LME Copper^	(7)	Aug-2021	(1,695,613)	(1,699,031)	(3,418)
LME Copper^	7	Aug-2021	1,650,321	1,699,031	48,710
LME Copper^	(8)	Sep-2021	(1,870,013)	(1,943,550)	(73,537)
LME Copper^	2	Sep-2021	467,944	485,887	17,943
LME Lead^	(33)	Aug-2021	(1,872,710)	(1,986,394)	(113,684)
LME Lead^	33	Aug-2021	1,829,208	1,986,394	157,186
LME Lead^	(19)	Sep-2021	(1,104,619)	(1,137,031)	(32,412)
LME Lead^	33	Sep-2021	1,909,413	1,974,844	65,431
LME Nickel^	(12)	Aug-2021	(1,311,248)	(1,407,672)	(96,424)
LME Nickel^	12	Aug-2021	1,314,886	1,407,672	92,786
LME Nickel^	(18)	Sep-2021	(2,055,137)	(2,111,508)	(56,371)
LME Nickel^	12	Sep-2021	1,371,533	1,407,672	36,139
LME Zinc^	(27)	Aug-2021	(1,992,649)	(2,046,263)	(53,614)
LME Zinc^	27	Aug-2021	1,985,429	2,046,262	60,833
LME Zinc^	(26)	Sep-2021	(1,926,101)	(1,972,750)	(46,649)
LME Zinc^	20	Sep-2021	1,481,416	1,517,500	36,084
Long Gilt 10-Year Bond	(25)	Oct-2021	(4,491,582)	(4,510,230)	(3,670)
NASDAQ 100 Index E-MINI	(3)	Sep-2021	(873,640)	(897,345)	(23,705)
Natural Gas^	29	Aug-2021	1,137,720	1,135,060	(2,660)
Nikkei 225 Index	18	Sep-2021	4,666,124	4,487,489	(226,706)
NY Harbor ULSD^	8	Sep-2021	712,131	737,722	25,591
NYMEX Cocoa^	6	Sep-2021	145,280	141,960	(3,320)
Platinum^	18	Oct-2021	980,515	943,560	(36,955)
S&P 500 Index E-MINI	(11)	Sep-2021	(2,382,550)	(2,414,225)	(31,675)
S&P TSX 60 Index	(11)	Sep-2021	(2,115,144)	(2,137,400)	(16,594)
Silver^	(11)	Oct-2021	(1,423,400)	(1,405,085)	18,315
Soybean^	(2)	Nov-2021	(137,175)	(134,925)	2,250
Soybean Meal^	(28)	Dec-2021	(1,014,280)	(990,920)	23,360
Soybean Oil^	33	Dec-2021	1,208,826	1,248,192	39,366
SPI 200 Index	(1)	Sep-2021	(134,916)	(133,927)	344
Sugar No. 11^	41	Oct-2021	826,672	822,427	(4,245)
U.S. 10-Year Treasury Notes	148	Sep-2021	19,821,000	19,899,063	78,063
Wheat^	(26)	Sep-2021	(896,238)	(914,875)	(18,637)
WTI Crude Oil^	(2)	Aug-2021	(140,230)	(147,900)	(7,670)

			$52,361,283	$52,424,456	$62,668

‡ The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

For the period ended July 31, 2021, the quarterly average notional value of long contracts held was $109,335,123 and the quarterly average notional value of short contracts held was $(72,012,171).

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND JULY 31, 2021 (Unaudited)

Percentages are based on Net Assets of $47,040,024.

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(B)	The rate shown is the security’s effective yield at time of purchase.
^	Security, or a portion thereof, is held by the RQSI GAA Systematic Global Macro Fund, Ltd., a wholly owned subsidiary of the Fund, as of July 31, 2021.

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali

CAC — Cotation Assistee en Continu (continuous assisted quotation)

CAD — Canadian Dollar

DAX — Deutscher Aktien 30 Index

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

LME — London Metal Exchange

MIB — Milano Indice di Borsa

NASDAQ — National Association of Securities Dealers and Automated Quotation

NYMEX — New York Mercantile Exchange

OAT — Obligations Assimilables du Trésor

S&P — Standard & Poors

SPI — Share Price Index

STOXX — Eurozone Stock Index

TSX — Toronto Stock Exchange

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

WTI — West Texas Intermediate

The following is a list of the level of inputs used as of July 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligation	$ —	$ 5,999,333	$ —	$ 5,999,333

Total Investments in Securities	$ —	$ 5,999,333	$ —	$ 5,999,333

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$ 1,351,197	$ –	$ –	$ 1,351,197
Unrealized Depreciation	(1,288,529)	–	–	(1,288,529)

Total Other Financial Instruments	$ 62,668	$ –	$ –	$ 62,668

* Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-002-0700

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